Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Exploration and Evaluation Assets [Abstract]
Schedule of Expenditures for Exploration and Evaluation Assets

Expenditures for the years related to exploration and evaluation assets located in Nevada, USA were as follows:

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$
Balance as at December 31, 2019	181,996,057	39,334,874	221,330,931

Claim maintenance fees	399,726	90,729	490,455
Consulting	1,068,158	16,934	1,085,092
Data Analysis	274,113	-	274,113
Drilling	8,771,435	-	8,771,435
Economic assessments	1,259,910	-	1,259,910
Engineering	147,665	-	147,665
Environmental and permitting	1,872,415	57,798	1,930,213
Equipment rental	193,709	-	193,709
Geological	39,442	-	39,442
Geotechnical	484,804	-	484,804
Hydrology	394,116	-	394,116
Lease payments	1,579,111	122,099	1,701,210
Metallurgy	749,040	-	749,040
Provision for site reclamation	1,078,871	-	1,078,871
Sampling and processing	771,180	-	771,180
Site development and reclamation	2,828,830	2,494	2,831,324
Supplies	493,281	-	493,281
Vehicle	38,316	-	38,316
	22,444,122	290,054	22,734,176

Balance as at December 31, 2020	204,440,179	39,624,928	244,065,107

18

GOLD STANDARD VENTURES CORP.

Notes to Consolidated Financial Statements
For the year ended December 31, 2021
(Expressed in Canadian Dollars)

NOTE 3 - Exploration and Evaluation Assets (continued)

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$
Balance as at December 31, 2020	204,440,179	39,624,928	244,065,107

NSR buydown	2,456,400	-	2,456,400
Exploration expenses
Claim maintenance fees	361,599	82,203	443,802
Consulting	2,191,872	49,284	2,241,156
Data analysis	34,794	-	34,794
Drilling	3,637,829	-	3,637,829
Economic assessment	880,108	-	880,108
Engineering	1,158,663	-	1,158,663
Environmental and permitting	1,561,447	12,753	1,574,200
Equipment rental	77,668	-	77,668
Geotechnical	35,463	-	35,463
Hydrology	1,049,337	-	1,049,337
Lease payments	1,617,229	122,611	1,739,840
Metallurgy	818,703	-	818,703
Provision for site reclamation	22,015	-	22,015
Sampling and processing	1,057,874	-	1,057,874
Site development and reclamation	1,674,126	-	1,674,126
Supplies	256,795	786	257,581
	18,891,922	267,637	19,159,559

Balance as at December 31, 2021	223,332,101	39,892,565	263,224,666

Schedule of Payment Requirements

Payment requirements from 2022 to 2026 under agreements are approximately as follows:

	Total	Total
	Work	Lease
	commitment	payment	Total
	US$	US$	US$
2022	1,400,000	1,111,000	2,511,000
2023	1,300,000	1,065,000	2,365,000
2024	1,300,000	676,000	1,976,000
2025	1,300,000	676,000	1,976,000
2026	1,300,000	688,000	1,988,000
	6,600,000	4,216,000	10,816,000